Allowance For Doubtful Accounts For Trade Accounts Receivable (Summary Of Changes In The Allowance For Doubtful Accounts For Trade Accounts Receivable) (Details) (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	$ 92,148	$ 145,616	$ 120,450
Bad debt expense (recovery)	20,461	(10,327)	40,231
Losses charged to allowance	(38,922)	(43,141)	(15,065)
Recoveries added to allowance	386	0	0
Balance at end of year	$ 74,073	$ 92,148	$ 145,616